Consolidated Statements of Cash Flows	6 Months Ended		12 Months Ended
	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Operating Activities
Net Loss	$ (2,604,825)	$ (1,697,122)	$ (6,860,049)	$ (4,521,663)
Adjustment to Reconcile Net Loss:
Unrealized Gain on Derivative/Warrant Liability	(707)
Loss on Conversion of Senior Secured Note Payable		695,342	695,342
Depreciation Expense	78,039	75,393	163,799	88,516
Amortization Expense	65,868	19,088	131,735	8,790
Bad Debt Expense			10,440	14,580
Impairment Expense			914,091
Amortization of Operating Lease – ROU Asset	25,687	28,540	55,616	61,796
Accretion of Debt Discount	6,279			193,932
Stock Based Compensation	516,072	545,290	2,197,597	2,040,617
Issuance of shares for services				14,250
Write-off of inventory				99,497
Changes in Assets and Liabilities
Accounts Receivable	25,998	(263,294)	43,505	(42,866)
Accounts Receivable, Related Parties		(30,500)		58,250
Inventory	55,663	(17,537)	(162,133)	(83,005)
Prepaid Expenses	18,610	8,778	(126,781)	(13,978)
Prepaid project costs	(112,558)		(217,747)
Accounts Payable	177,637	68,789	237,068	13,142
Accounts Payable, Related Parties				(32,212)
Deferred Revenue	189,970	(500,000)	150,000	500,000
Operating Lease Obligation	(25,687)	(28,540)	(55,616)	(61,796)
Accrued Liabilities	(30,748)	(195,929)	417,341	396,021
Accrued Liabilities – Related Party	(72,059)	23,814	60,365	(9,390)
Accrued Interest	20,418	10,643	2,582	44,565
Accrued Interest – Related Parties	58,969	64,952	136,165	150,223
Advances				86,464
Other assets			(9,940)	(3,920)
Net Cash Used in Operating Activities	(1,607,374)	(1,192,293)	(2,216,620)	(998,187)
Investing Activities
Acquisition of Fitore				291,783
Acquisition of InfiniVive				78,234
Acquisition of Property and Equipment	(14,270)	(188,520)	(310,113)	(24,613)
Other assets		(7,160)
Patent Costs	(29,893)			(8,390)
Net Cash Used in Investing Activities	(44,163)	(195,680)	(310,113)	337,014
Financing Activities
Preferred Stock Issued For Cash				1,790,000
Issuance of Senior Secured Convertible Note Payable				3,000,000
Deferred Offering Costs		(730,511)	(1,174,418)
Issuance of 2022 Series Convertible Notes Payable			200,000
Issuance of 2023 Series Convertible Notes Payable - Stock Settled	405,000
Issuance of 2023 Series B Convertible Notes Payable – Stock Settled	787,600
Capital Lease Principal Payments	(30,881)	(40,643)	(75,698)	(48,656)
Payments on Revolving Line of Credit		(79)	(58,596)	(400)
Net Cash Provided by (Used in) Financing Activities	1,161,719	(771,233)	(1,108,712)	4,740,944
Total Cash Used During the Period	(489,818)	(2,159,206)	(3,635,445)	4,079,771
Beginning Cash Balance	741,538	4,376,983	4,376,983	297,212
Ending Cash Balance	251,720	2,217,777	741,538	4,376,983
Cash Paid for Interest	10,964	40,419	59,702	13,702
Cash Paid for Income Taxes
Supplemental Schedule of Non-Cash Financing Activities:
Premium on issuance of 2023 Series Notes Payable - Stock Settled	397,533
Derivative/Warrant Liability on 2023 Series Notes Payable	641,787
Discount on 2023 Series Notes Payable	1,039,320
Forgiveness of Accrued Liabilities – Related Party	137,953
Recognition of New Capital Leases		90,444	90,444	32,645
Beneficial Conversion Feature and Deemed Dividend on Convertible Preferred Stock		793,175	793,175	110,938
Common Stock Issued for Conversion of Senior Note Payable			3,712,500
Common Stock Issued for Conversion of Senior Secured Note Payable		3,712,500
Common Stock Issued for Conversion of Related Party Note Payable		331,266	331,266
Deferred Offering Costs Recorded as Accounts Payable	185,016	234,447	308,004
Conversion of accrued payable to note payable				1,989,246
Common stock issued for conversion of note payable				1,155,259
Preferred stock issued for conversion of convertible notes and advances				286,464
Cash and Cash Equivalents, end of period			741,538	3,626,983
Restricted cash, end of period				750,000
Total Cash, Cash Equivalents and Restricted cash in the Statement of Cash Flows	$ 251,720	$ 2,217,777	$ 741,538	$ 4,376,983